Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)
At fair value [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₨	₨ (4,344)		₨ 3,794
At fair value [member] | Philippines, Pesos | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		$ 176
At fair value [member] | Top of range [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | ₨	₨ 1
At cost [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		$ 1,314		$ 1,182
At cost [member] | Philippines, Pesos | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments				$ 117